DERIVATIVES	12 Months Ended
Dec. 31, 2021
Derivatives
DERIVATIVES

NOTE 10 – DERIVATIVES

The Company evaluated the public and private warrants as well as the Backstop Warrants and the representative units and lender warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants and representative units’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants and representative units are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants and representative units meet all of the requirements for equity classification under ASC 815, including whether the warrants and representative units are indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Company further evaluated the public and private warrants, the backstop warrants and the representative units under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that the warrants and representative units and lender warrants do not meet the criteria to be classified in stockholders’ equity.

The Backstop Warrants issued as a result of the merger transaction include provisions such that the exercisability of the warrants is contingent on the exercise of the public warrants assumed in the merger transaction. Since this contingency could result in the modification of the exercise price, thus the warrants are not eligible for an exception from derivative accounting. Accordingly, the Company has recorded the Backstop Warrants as a liability at fair value, with subsequent changes in their fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date. The Company measured the fair value of these Backstop Warrants as of December 31, 2021, and recorded other income of $9,489 resulting from the decrease of the liability associated with the fair value of the Backstop Warrants for the year ended December 31, 2021. The Company computed the value of the Backstop Warrants using the Monte Carlo method.

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s Backstop Warrant liabilities that are categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and March 22, 2021 is as follows:

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	7,530,000	7,530,000
Stock price	$0.71	$1.93
Volatility	70.0%	85.0%
Risk-free interest rate	1.14%	0.87%
Expected dividend yield	0%	0%
Expected warrant life	4.22 years	5 years

The private warrants assumed in the merger transaction include provisions that provide for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Since the holder is not an input to the fair value of an option under ASC 815, and thus the warrants are not indexed to the Company’s own stock and not eligible for an exception from derivative accounting. Accordingly, the Company has recorded the private warrants as a liability at fair value, with subsequent changes in their fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date. The Company measured the fair value of these assumed private warrants as of December 31, 2021, and recorded other income of $1,225 resulting from the decrease of the liability associated with the fair value of the warrants for the year ended December 31, 2021. The Company computed the value of the assumed private warrants using the Black-Scholes method.

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s assumed private warrant liability that are categorized within Level 2 of the fair value hierarchy as of December 31, 2021 and March 22, 2021 is as follows:

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	1,205,040	1,205,040
Stock price	$0.71	$1.93
Volatility	94.82%	90.2%
Risk-free interest rate	1.15%	0.86%
Expected dividend yield	0%	0%
Expected warrant life	4.22 years	5 years

The public warrants and the representative units are not indexed to the Company’s stock since the Company’s functional currency is GBP. According to ASC 815, equity-linked financial instruments issued with a strike price denominated in a currency different than the Company’s functional currency incurs an exposure to changes in currency exchange rates and thus cannot be considered to be indexed to the Company’s own stock. The determination of whether an equity-linked financial instrument is indexed to the Company’s own stock is not affected by the currency in which the underlying shares are traded. All of the warrants and units assumed in the recapitalization transaction, as discussed in Note 3, have a strike price denominated in USD and the Company’s functional currency is GBP. The private warrants were already determined to be liabilities and are discussed above. The Company measured the fair value of the public warrants and the representative units as of December 31, 2021, and recorded other income of $7,976 resulting from the decrease of the liability associated with the fair value of the warrants and units for the year ended December 31, 2021. The Company used the value per share for the public warrants based on the Nasdaq value for the date of the financial statements. The value of the public warrants was $0.58 and $1.96 as of December 31, 2021 and March 22, 2021, respectively. The Company measured the fair value of the representative units in two portions, the underlying common shares and underlying warrants. Since the warrants embedded in the representative units have the same characteristics of the public warrants, the Company computed the value of these warrants using the same value as the public warrants. The Company computed the value of the common shares underlying the representative warrants using the Black-Scholes method.

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s assumed representative units liability (common shares portion) that are categorized within Level 2 of the fair value hierarchy as of December 31, 2021 and March 22, 2021 is as follows:

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	1,988,316	1,988,316
Stock price	$0.71	$1.40
Volatility	96.58%	113.40%
Risk-free interest rate	0.62%	0.23%
Expected dividend yield	0%	0%
Expected warrant life	1.66 years	2.44 years

The Company determined that the warrants issued in connection with the Loan Agreement were not indexed to the Company’s stock and has accounted for these warrants as liabilities since the Company’s functional currency is GBP. According to ASC 815, equity-linked financial instruments issued with a strike price denominated in a currency different than the Company’s functional currency incurs an exposure to changes in currency exchange rates and thus cannot be considered to be indexed to the Company’s own stock. The determination of whether an equity-linked financial instrument is indexed to the Company’s own stock is not affected the currency in which the underlying shares are traded. The Company measured the fair value of these loan warrants as of December 31, 2021, and recorded other income of $88 resulting from the decrease of the liability associated with the fair value of the warrants for the year ended December 31, 2021.

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s loan warrants liability that are categorized within Level 2 of the fair value hierarchy as of December 31, 2021 and July 29, 2021 is as follows:

	December 31, 2021	July 29, 2021

Number of shares underlying warrants	212,568	212,568
Exercise price	$1.18	$1.18
Stock price on date of issuance	$0.71	$1.23
Volatility	94.82%	90.28%
Risk-free interest rate	1.15%	0.74%
Expected dividend yield	0%	0%
Expected warrant life	4.22 years	5 years

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the year ended December 31, 2021, for all financial liabilities categorized as Level 3 as of December 31, 2021.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Derivatives	December 31, 2020	Initial Measurements	Decrease in Fair Value	Translation differences	December 31, 2021

Backstop warrants	$-	$12,854	$(9,489)	$(46)	$3,319
Total	$-	$12,854	$(9,489)	$(46)	$3,319

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)